As filed with the Securities and Exchange Commission on April 1, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22997

Oaktree Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments	January 31, 2015 (Unaudited)
Rate	Maturity	Principal¹	Value $
Corporate Bonds – 94.7%
Aerospace & Defense – 1.7%
AAR Corp	7.25%		01/15/22	115,000	125,350
Bombardier Inc	6.00%	2	10/15/22	200,000	189,500
Huntington Ingalls Industries Inc	5.00%	2	12/15/21	125,000	130,000
					444,850
Auto Components – 3.1%
Gestamp Funding SA	5.88%		05/31/20	€ 100,000	120,344
Goodyear Tire & Rubber Co	7.00%		05/15/22	250,000	271,875
Grupo Antolin BV	4.75%		04/01/21	€ 100,000	118,593
Pittsburgh Glass Works LLC	8.00%	2	11/15/18	125,000	133,125
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%		11/15/21	€ 120,000	145,817
					789,754
Banks – 0.3%
CIT Group Inc	5.50%	2	02/15/19	75,000	79,802

Beverages – 0.5%
Refresco Gerber BV	7.38%		05/15/18	€ 100,000	118,939

Building Products – 2.0%
Building Materials Corp of America	6.75%	2	05/01/21	250,000	268,125
Kerneos Corporate SAS	5.75%		03/01/21	€ 100,000	118,449
Xella Holdco Finance SA (PIK 9.88%)	9.13%		09/15/18	€ 100,000	117,367
					503,941
Capital Markets – 0.6%
Neuberger Berman Group LLC	5.88%	2	03/15/22	150,000	159,937

Chemicals – 2.8%
Axalta Coating Systems Inc	5.75%		02/01/21	€ 100,000	119,508
Celanese US Holdings LLC	3.25%		10/15/19	€ 100,000	117,036
Plastipak Holdings Inc	6.50%	2	10/01/21	125,000	125,312
PSPC Escrow Corp	6.50%	2	02/01/22	70,000	71,750
PSPC Escrow Corp	6.00%	2	02/01/23	€ 100,000	114,836
Trinseo Materials Operating SCA	8.75%		02/01/19	170,000	172,444
					720,886
Commercial Services & Supplies – 5.4%
ACCO Brands Corp	6.75%		04/30/20	175,000	187,250
ADT Corp	6.25%		10/15/21	175,000	185,883
Clean Harbors Inc	5.25%		08/01/20	125,000	126,875
Covanta Holding Corp	6.38%		10/01/22	115,000	123,337

Iron Mountain PLC	6.13%		09/15/22	£ 100,000	156,645
RR Donnelley & Sons Co	7.00%		02/15/22	200,000	216,000
Techem Energy Metering Service GmbH & Co	7.88%		10/01/20	€ 100,000	125,429
Trionista TopCo GmbH	6.88%		04/30/21	€ 100,000	120,435
West Corp	5.38%	2	07/15/22	150,000	144,000
					1,385,854
Communications Equipment – 1.4%
CommScope Holding Co Inc (PIK 7.38%)	6.63%	2	06/01/20	200,000	202,500
ViaSat Inc	6.88%		06/15/20	150,000	157,125
					359,625
Construction & Engineering – 1.0%
AECOM	5.75%	2	10/15/22	130,000	136,337
Novafives SAS	4.50%		06/30/21	€ 100,000	110,739
					247,076
Construction Materials – 0.8%
American Builders & Contractors Supply Co Inc	5.63%	2	04/15/21	200,000	202,500

Consumer Finance – 0.5%
Navient Corp	5.00%		10/26/20	125,000	125,156

Containers & Packaging – 2.9%
Ardagh Packaging Finance PLC	4.25%		01/15/22	€ 100,000	112,999
Berry Plastics Corp	5.50%		05/15/22	125,000	127,969
Cascades Inc	5.50%	2	07/15/22	125,000	126,094
Crown Holdings SA	4.00%		07/15/22	€ 100,000	118,828
Owens-Brockway Glass Container Inc	5.00%	2	01/15/22	125,000	130,625
Silgan Holdings Inc	5.50%		02/01/22	120,000	124,500
					741,015
Diversified Consumer Services – 0.6%
AA Bond Co Ltd	9.50%		07/31/19	£ 100,000	166,436

Diversified Telecommunication Services – 3.6%
Frontier Communications Corp	7.63%		04/15/24	125,000	132,812
Intelsat Jackson Holdings SA	7.25%		10/15/20	175,000	184,187
Level 3 Financing Inc	7.00%		06/01/20	225,000	240,750
Telecom Italia SpA	4.50%		01/25/21	€ 100,000	126,004
Telefonica Europe BV	6.50%	3	09/29/49	€ 100,000	126,783
Ziggo Bond Finance BV	4.63%	2	01/15/25	€ 100,000	115,118
					925,654
Electric Utilities – 1.0%
Enel SpA	6.50%	3	01/10/74	€ 100,000	127,426
RJS Power Holdings LLC	5.13%	2	07/15/19	140,000	136,500
					263,926
Electrical Equipment – 0.9%
General Cable Corp	5.75%		10/01/22	280,000	230,300

Electronic Equipment, Instruments & Components – 1.0%
Belden Inc	5.50%		04/15/23	€ 100,000	119,073
Sanmina Corp	4.38%	2	06/01/19	125,000	124,219
					243,292
Energy Equipment & Services – 0.5%
Forum Energy Technologies Inc	6.25%		10/01/21	136,000	129,540

Food & Staples Retailing – 0.5%
Ingles Markets Inc	5.75%		06/15/23	125,000	126,562

Food Products – 3.6%
EWOS Holding AS	6.75%		11/01/20	€ 100,000	107,349
HJ Heinz Co	4.88%	2	02/15/25	95,000	95,475
JBS LLC	8.25%	2	02/01/20	175,000	184,954
Pinnacle Foods Finance LLC	4.88%		05/01/21	125,000	123,750
Post Holdings Inc	6.75%	2	12/01/21	100,000	98,000
R&R Ice Cream PLC	5.50%		05/15/20	£ 100,000	147,024
Smithfield Foods Inc	5.25%	2	08/01/18	150,000	153,375
					909,927
Gas Utilities – 0.5%
AmeriGas Partners LP	6.25%		08/20/19	125,000	129,375

Health Care Equipment & Supplies – 1.3%
Auris Luxembourg II SA	8.00%	2	01/15/23	€ 100,000	118,932
ConvaTec Finance International SA (PIK 9.00%)	8.25%	2	01/15/19	200,000	202,000
					320,932
Health Care Providers & Services – 7.9%
Acadia Healthcare Co Inc	5.13%		07/01/22	145,000	143,187
Amsurg Corp	5.63%	2	07/15/22	125,000	129,844
Cerba European Lab SAS	7.00%		02/01/20	€ 100,000	118,932
Community Health Systems Inc	7.13%		07/15/20	295,000	314,544
DaVita HealthCare Partners Inc	5.75%		08/15/22	115,000	122,331
Envision Healthcare Corp	5.13%	2	07/01/22	125,000	127,188
HCA Holdings Inc	6.25%		02/15/21	500,000	543,750
HomeVi SAS	6.88%		08/15/21	€ 100,000	120,401
Lifepoint Hospitals Inc	5.50%		12/01/21	125,000	132,031
Medi-Partenaires SAS	7.00%		05/15/20	€ 100,000	119,921
Tenet Healthcare Corp	4.75%		06/01/20	150,000	154,500
					2,026,629
Hotels, Restaurants & Leisure – 2.7%
Churchill Downs Inc	5.38%		12/15/21	125,000	123,750
MGM Resorts International	5.25%		03/31/20	125,000	125,312
Pinnacle Entertainment Inc	7.75%		04/01/22	115,000	121,037
PortAventura Entertainment Barcelona BV	7.25%		12/01/20	€ 100,000	117,530
Six Flags Entertainment Corp	5.25%	2	01/15/21	205,000	208,588
					696,217

Household Durables – 1.4%
Apex Tool Group LLC	7.00%	2	02/01/21	215,000	188,125
Tempur Sealy International Inc	6.88%		12/15/20	150,000	161,625
					349,750
Independent Power and Renewable Electricity Producers – 2.2%
Calpine Corp	5.38%		01/15/23	130,000	131,950
Dynegy Finance Inc	6.75%	2	11/01/19	180,000	185,400
NRG Energy Inc	7.88%		05/15/21	230,000	247,825
					565,175
IT Services – 2.6%
Cardtronics Inc	5.13%	2	08/01/22	130,000	127,400
First Data Corp	8.25%	2	01/15/21	385,000	411,950
InterXion Holding NV	6.00%		07/15/20	€ 100,000	118,559
					657,909
Machinery – 1.1%
BlueLine Rental Finance Corp	7.00%	2	02/01/19	125,000	122,734
Milacron LLC	7.75%	2	02/15/21	150,000	154,875
					277,609
Media – 8.0%
Altice Financing SA	6.63%	2	02/15/23	200,000	200,000
Arqiva Broadcast Finance PLC	9.50%		03/31/20	£ 100,000	166,029
Cablevision Systems Corp	5.88%		09/15/22	130,000	132,763
CCO Holdings LLC	6.50%		04/30/21	165,000	174,281
Cequel Communications Holdings LLC	5.13%	2	12/15/21	130,000	127,725
DISH DBS Corp	5.88%		07/15/22	150,000	151,875
Getty Images Inc	7.00%	2	10/15/20	100,000	70,500
Interactive Data Corp	5.88%	2	04/15/19	100,000	100,750
Numericable Group SA	5.63%		05/15/24	€ 125,000	150,209
Telenet Finance SCA	6.25%		08/15/22	€ 110,000	134,881
Time Inc	5.75%	2	04/15/22	205,000	198,338
Unitymedia Hessen GmbH & Co	5.63%		04/15/23	€ 115,000	142,254
Univision Communications Inc	6.75%	2	09/15/22	125,000	136,563
Vougeot Bidco PLC	7.88%		07/15/20	£ 100,000	159,281
					2,045,449
Metals & Mining – 4.3%
ArcelorMittal	6.00%		03/01/21	255,000	263,925
Eldorado Gold Corp	6.13%	2	12/15/20	150,000	148,688
First Quantum Minerals Ltd	7.25%	2	05/15/22	200,000	167,500
HudBay Minerals Inc	9.50%		10/01/20	100,000	97,750
Novelis Inc	8.38%		12/15/17	145,000	150,800
SunCoke Energy Partners LP	7.38%	2	02/01/20	250,000	258,750
					1,087,413

Oil, Gas & Consumable Fuels – 8.2%
Access Midstream Partners LP	5.88%		04/15/21	180,000	189,450
Baytex Energy Corp	5.13%	2	06/01/21	150,000	130,875
Chesapeake Energy Corp	6.63%		08/15/20	125,000	134,531
CITGO Petroleum Corp	6.25%	2	08/15/22	125,000	121,875
Energy XXI Gulf Coast Inc	6.88%	2	03/15/24	100,000	44,500
Harvest Operations Corp	6.88%		10/01/17	150,000	135,750
Laredo Petroleum Inc	5.63%		01/15/22	150,000	133,500
Linn Energy LLC	6.25%		11/01/19	150,000	115,125
MarkWest Energy Partners LP	6.50%		08/15/21	200,000	211,000
Natural Resource Partners LP	9.13%		10/01/18	200,000	192,460
Oasis Petroleum Inc	6.88%		03/15/22	150,000	139,125
Regency Energy Partners LP	6.50%		07/15/21	130,000	138,450
Sabine Pass Liquefaction LLC	5.63%		02/01/21	125,000	125,781
Southern Star Central Corp	5.13%	2	07/15/22	150,000	152,250
Ultra Petroleum Corp	6.13%	2	10/01/24	150,000	129,000
					2,093,672
Paper & Forest Products – 0.7%
Reynolds Group Issuer Inc	6.88%		02/15/21	175,000	185,063

Personal Products – 0.6%
Prestige Brands Inc	5.38%	2	12/15/21	150,000	147,375

Pharmaceuticals – 2.6%
Endo Finance LLC	7.25%	2	01/15/22	150,000	160,125
Mallinckrodt International Finance SA	5.75%	2	08/01/22	200,000	206,750
Valeant Pharmaceuticals International Inc	7.25%	2	07/15/22	250,000	267,813
Valeant Pharmaceuticals International Inc	5.50%	2	03/01/23	40,000	41,025
					675,713
Professional Services – 0.5%
IHS Inc	5.00%	2	11/01/22	125,000	126,641

Real Estate Investment Trusts (REITs) – 0.6%
Sabra Health Care LP	5.50%		02/01/21	150,000	159,000

Software – 0.9%
ACI Worldwide Inc	6.38%	2	08/15/20	150,000	157,313
Open Text Corp	5.63%	2	01/15/23	80,000	82,400
					239,713
Specialty Retail – 3.2%
DBP Holding Corp	7.75%	2	10/15/20	175,000	151,375
Michaels Stores Inc	5.88%	2	12/15/20	150,000	152,625
Pendragon PLC	6.88%		05/01/20	£ 100,000	157,775
Rent-A-Center Inc	4.75%		05/01/21	150,000	129,000
Sally Holdings LLC	5.75%		06/01/22	200,000	215,000
					805,775

Technology Hardware, Storage & Peripherals – 1.7%
Denali Borrower LLC	5.63%	2	10/15/20	250,000	268,125
NCR Corp	5.88%		12/15/21	150,000	155,625
					423,750
Textiles, Apparel & Luxury Goods – 0.2%
Wolverine World Wide Inc	6.13%		10/15/20	55,000	58,025

Trading Companies & Distributors – 3.8%
Ashtead Capital Inc	6.50%	2	07/15/22	235,000	254,975
HD Supply Inc	5.25%	2	12/15/21	200,000	206,500
International Lease Finance Corp	4.63%		04/15/21	160,000	165,100
Intrepid Aviation Group Holdings LLC	6.88%	2	02/15/19	110,000	107,250
Loxam SAS	7.38%		01/24/20	€ 100,000	113,964
United Rentals North America Inc	6.13%		06/15/23	125,000	130,469
					978,258
Transportation Infrastructure – 0.9%
Flexi-Van Leasing Inc	7.88%	2	08/15/18	100,000	99,500
gategroup Finance SA	6.75%		03/01/19	€ 100,000	119,214
					218,714
Wireless Telecommunication Services – 4.1%
Altice SA	7.25%		05/15/22	€ 100,000	119,356
Sprint Corp	7.25%		09/15/21	475,000	476,663
T-Mobile USA Inc	6.25%		04/01/21	250,000	259,063
Wind Acquisition Finance SA	7.00%		04/23/21	€ 165,000	187,148
					1,042,230

Total Corporate Bonds (Cost $24,134,836)					24,185,359

Total Investments – 94.7% (Cost $24,134,836)					24,185,359

Other Assets in Excess of Liabilities – 5.3%					1,358,409

Net Assets – 100.0%					25,543,768
1	Unless otherwise noted, amount is in U.S. Dollars.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At January 31, 2015, the value of these securities amounted to $9,516,229 or 37.3% of net assets.

3	Variable rate security. Rate disclosed as of January 31, 2015.
PIK is a payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

€	Euro
£	British Pound

Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

Forward Currency Exchange Contracts
Counterparty	Settlement Date	Currency Sold1	Currency Purchased1	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	02/05/15	€ 3,669,139	4,352,755	$206,427
Bank of New York Mellon	02/05/15	£ 645,343	979,276	7,301

				$213,728

1 Unless otherwise noted, amount is in US Dollars.
€ Euro
£ British Pound

Country Breakdown	% of Net Assets
United States	71.4%
Canada	4.2%
France	3.8%
Germany	3.5%
United Kingdom	3.1%
Luxembourg	2.3%
Spain	1.9%
Italy	1.7%
Netherlands	1.4%
Belgium	0.5%
Switzerland	0.5%
Norway	0.4%
Other Assets and Liabilities	5.3%

100.0%

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments	January 31, 2015 (Unaudited)
Shares	Value $
Common Stock – 87.7%
Brazil – 6.5%
B2W Cia Digital	1,346	1	11,437
BB Seguridade Participacoes SA	1,600		17,531
BRF SA – ADR	900		21,348
Petroleo Brasileiro SA – ADR	2,900		17,429
			67,745
China – 27.4%
Anhui Conch Cement Co Ltd	3,500		11,716
ASM Pacific Technology Ltd	1,200		10,848
Baidu Inc – ADR	55	1	11,986
China Cinda Asset Management Co Ltd	33,000	1	15,609
China Construction Bank Corp	15,000		12,007
China Overseas Land & Investment Ltd	4,000		11,534
China Pacific Insurance Group Co Ltd	4,100		19,704
China Shenhua Energy Co Ltd	4,000		10,980
China Shipping Container Lines Co Ltd	43,000	1	13,494
China Unicom Hong Kond Ltd	12,000		17,962
Galaxy Entertainment Group Ltd	3,000		15,669
GCL–Poly Energy Holdings Ltd	37,000	1	8,034
Haier Electronics Group Co Ltd	4,581		12,302
Huadian Fuxin Energy Corp Ltd	12,000		5,656
Industrial & Commercial Bank of China Ltd	38,000		27,099
JD.com Inc – ADR	600	1	14,904
Lenovo Group Ltd	14,000		18,026
Luye Pharma Group Ltd	10,500	1	12,532
Sands China Ltd	2,400		11,684
Tianhe Chemicals Group Ltd	64,000	1, 2	9,256
Trina Solar Ltd – ADR	1,500	1	13,575
			284,577
Hungary – 0.9%
OTP Bank PLC	680		9,017

India – 9.9%
Axis Bank Ltd – GDR	287		13,503
ICICI Bank Ltd –ADR	1,800		21,618
ITC Ltd – GDR	3,531	1	20,942
Reliance Industries Ltd – GDR	742	2	22,027
Tata Motors Ltd – ADR	500		24,660
			102,750

Indonesia – 1.7%
Bank Rakyat Indonesia Persero Tbk PT	19,400		$17,751

Mexico – 6.8%
America Movil SAB de CV – ADR	500		10,695
Cemex SAB de CV – ADR	1,900	1	16,891
Grupo Financiero Banorte SAB de CV	2,600		13,240
Grupo Mexico SAB de CV	5,000		13,183
Grupo Televisa SAB – ADR	500	1	16,305
			70,314
Pakistan – 0.9%
United Bank Ltd	5,200		9,259

Philippines – 1.8%
Universal Robina Corp	4,060		19,048

Russia – 4.3%
Lukoil OAO – ADR	496		19,502
Magnit PJSC – GDR	282		10,723
PhosAgro OAO – GDR	1,286		14,076
			44,301
South Africa – 5.0%
AngloGold Ashanti Ltd – ADR	700	1	8,666
Discovery Ltd	1,589		15,651
Naspers Ltd	190		27,410
			51,727
South Korea – 7.8%
Hyundai Motor Co	88		13,524
Samsung Electronics Co Ltd	54		67,035
			80,559
Switzerland – 1.2%
Dufry AG	84	1	12,340

Taiwan – 9.3%
Delta Electronics Inc	2,000		12,216
Epistar Corp	6,000		10,629
MediaTek Inc	1,000		15,205
Mega Financial Holding Co Ltd	18,000		13,735
Taiwan Semiconductor Manufacturing Co Ltd – ADR	1,500		34,065
Yuanta Financial Holding Co Ltd	23,000		11,034
			96,884

Thailand – 1.5%
Airports of Thailand PCL – NVDR	1,600	15,787

Turkey – 2.7%
Coca-Cola Icecek AS	610	12,300
Turkiye Halk Bankasi AS	2,380	15,282
		27,582

Total Common Stock (Cost $881,118)		909,641

Preferred Stock – 3.6%
Brazil – 3.6%
Itau Unibanco Holding SA – ADR	1,600	19,392
Vale SA – ADR	2,800	17,528
		36,920

Total Preferred Stock (Cost $36,166)		36,920

Total Investments – 91.3% (Cost $917,284)		946,561

Other Assets in Excess of Liabilities – 8.7%		90,395

Net Assets – 100.0%		1,036,956
1	Non-income producing security
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At January 31, 2015, the value of these seurities amounted to $31,283 or 3.0% of net assets.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non–Voting Depositary Receipt

Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SUMMARY OF FAIR VALUE DISCLOSURE	January 31, 2015 (Unaudited)

Security Valuation.  The Oaktree Funds (the "Funds") have adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability.  Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Level 3 – Valuations for which one or more significant inputs are unobservable.  These inputs reflect the Funds' assessment of the assumptions that market participants use to value the investment based on the best available information.

The Funds account for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings.  The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history.  The use of the pricing service is designed to capture events after a foreign exchanges closes that may affect the value of certain holdings of certain Funds' securities traded on those foreign exchanges.

Foreign equity and debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Forward currency contracts are valued at the mean between the bid and asked prices.  Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to various parties with respect to the valuation of the Funds' holdings.  The Valuation Oversight Committee is comprised of members of the Board that are not "interested persons" of the Funds.  The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser").  The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Valuation Oversight Committee (each a "Committee" and together, the "Committees").  The Committees determine the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of January 31, 20151.

Category	Oaktree High Yield Bond Fund	Oaktree Emerging Markets Equity Fund
Investments in Securities
Level 1
Common Stock	$-	$290,295
Preferred Stock	-	36,920
Total Level 1	-	327,215

Level 2
Corporate Bonds	24,185,359	-
Common Stock	-	619,346
Total Level 2	24,185,359	619,346

Level 3	-	-
Total Level 3	-	-

Total	$24,185,359	$946,561

Other Financial Instruments
Level 1	$-	$-
Total Level 1	-	-

Level 2
Forwards	213,728	-
Total Level 2	213,728	-

Level 3	-	-
Total Level 3	-	-

Total	$213,728	$-

See the Schedules of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Levels 1, 2, and 3 during the period ended January 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oaktree Funds

By (Signature and Title) /s/ John Sweeney
                                           John Sweeney, President

Date  April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John Sweeney
                                           John Sweeney, President

Date  April 1, 2015

By (Signature and Title) /s/ Susan Gentile
                                           Susan Gentile, Chief Financial Officer

Date   March 30, 2015